Net Tangible Assets	12 Months Ended
Jun. 30, 2025
Net Tangible Assets
Net Tangible Assets

30 Net Tangible Assets

Net tangible assets per ordinary share have been determined using the net assets on the consolidated statement of financial position adjusted for non-controlling interests, intangible assets and goodwill.